Revenue and Geography Information (Details) - Schedule of Location of Company’s Long-Lived Assets - CNY (¥) ¥ in Thousands	Sep. 30, 2023	Mar. 31, 2023
Revenue, Major Customer [Line Items]
Total	¥ 70,011	¥ 74,441
PRC [Member]
Revenue, Major Customer [Line Items]
Total	70,008	74,438
Mexico [Member]
Revenue, Major Customer [Line Items]
Total	¥ 3	¥ 3